Provision for credit losses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provision for credit losses
Loans held at amortized cost	SFr 895	SFr 190	SFr (23)
Other financial assets held at amortized cost	127	(135)	4,295
Off-balance sheet credit exposures	6	(40)	(63)
Provision for credit losses	SFr 1,028	15	4,209
Archegos Capital Management [Member]
Provision for credit losses
Other financial assets held at amortized cost		SFr (155)	SFr 4,307